Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Summary of service-based share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2011	17,662,305	2.06	2.54	47,105,880
Granted	6,075,650	4.09
Exercised	(1,337,440)	0.48
Forfeited or cancelled	(848,935)	4.53

Outstanding as of December 31, 2011	21,551,580	2.63	2.29	16,124,205

Vested and expected to vest as of December 31, 2011	20,791,475	2.57	2.24	16,057,556
Exercisable as of December 31, 2011	10,692,935	0.95	0.88	15,172,076

Assumptions used to estimate the fair value of each option grant

For the years ended December 31,
	2009	2010	2011
Risk-free interest rates (%)(1)	1.80%-1.94%	0.96%-1.93%	0.41%-1.62%
Expected life (in years)(2)	3.61-3.65	3.51-4.26	3.20-4.25
Expected dividend yield(3)	-	-	-
Expected volatility (%)(4)	57.15%-57.55%	56.01%-57.59%	54.62%-63.18%

1.	The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.
2.	The expected life of share options granted with service condition is based on the Company’s estimation considering historical exercise patterns, which the Company believes are representative of future behavior.
3.	The Company has no history or a precise expectation of paying dividends on its common stock.
4.	Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company’s ordinary shares over the respective expected term preceding the grant date.

Summary of performance-based share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2011	10,687,395	2.03	2.90	28,821,035
Granted	162,000	4.11
Exercised	(393,440)	1.93
Forfeited or cancelled	(1,372,740)	2.01

Outstanding as of December 31, 2011	9,083,215	2.00	1.91	4,026,742

Vested and expected to vest as of December 31, 2011	8,688,021	2.07	1.98	3,918,445
Exercisable as of December 31, 2011	3,502,350	1.80	1.54	2,499,846

Assumptions used to estimate the fair value of each option grant

For the years ended December 31,
	2009	2010	2011
Risk-free interest rates (%)(1)	1.49%-2.05%	0.96%-1.93%	0.56%-1.62%
Expected life (in years)(2)	3.51-4.59	3.64-4.26	3.65-4.25
Expected dividend yield(3)	-	-	-
Expected volatility (%)(4)	49.87%-57.75%	56.01%-57.18%	54.62%-63.18%

1.	The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.
2.	The expected life of share options granted with performance condition is based on the Company’s estimation considering historical exercise patterns, which the Company believes are representative of future behavior.
3.	The Company has no history or a precise expectation of paying dividends on its common stock.
4.	Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company’s ordinary shares over the respective expected term preceding the grant date.